Staff costs (Tables)	12 Months Ended
Dec. 31, 2023
Classes of employee benefits expense [abstract]
Disclosure of staff costs

	2023	2022	2021
	£m	£m	£m
Incentive awards granted:
Current year bonus	1,202	1,241	1,278
Deferred bonus	543	549	667
Total incentive awards granted	1,745	1,790	1,945

Reconciliation of incentive awards granted to income statement charge:
Less: deferred bonuses granted but not charged in current year	(384)	(388)	(457)
Add: current year charges for deferred bonuses from previous years	390	399	280
Other differences between incentive awards granted and income statement charge	(1)	35	(23)
Income statement charge for performance costs	1,750	1,836	1,745

Other income statement charges:
Salaries	5,120	4,732	4,290
Social security costs	755	714	619
Post-retirement benefits[1]	539	563	539
Other compensation costs	555	504	431
Total compensation costs[2]	8,719	8,349	7,624

Other resourcing costs:
Outsourcing	601	607	357
Redundancy and restructuring[3]	452	(7)	296
Temporary staff costs	91	113	109
Other	154	190	125
Total other resourcing costs	1,298	903	887

Total staff costs	10,017	9,252	8,511
Notes
1Post-retirement benefits charge includes £371m (2022: £313m; 2021: £289m) in respect of defined contribution schemes and £168m (2022: £250m; 2021: £250m) in respect of defined benefit schemes.
2£860m (2022: £604m; 2021: £484m) of Group compensation cost was capitalised as internally generated software and  excluded from the Staff cost disclosed above .
3    Redundancy and restructuring cost included £340m relating to structural cost actions taken in Q4 2023.